Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	110 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024
C000160936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.28%	33.72%	15.75%	14.84%
C000160934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	8.17%	26.39%	14.22%	13.87%
C000160934 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	14.16%	33.40%	15.46%	14.55%
C000160935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	12.68%	31.42%	14.60%	13.81%
C000160935 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	13.68%	32.42%	14.60%	13.81%
C000166019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	14.29%	33.76%	15.80%	14.89%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	15.83%	34.40%	15.58%	14.74%